Schedule of Change in Fair Value of the Convertible Notes at Fair Value (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Convertible notes at fair value, beginning balance	$ 15,510	$ 3,764	$ 3,764	$ 3,183
Change in fair value of Related party note and Convertible Notes at Fair Value	1,500	3,806	5,589	581
Issuance of Convertible Notes at Fair Value		6,500	6,500
Gain on extinguishment of debt recorded as a capital transaction		(343)	(343)
Convertible notes at fair value, ending balance	17,010	13,727	15,510	3,764
2019 Convertible Notes [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Convertible notes at fair value, beginning balance	5,529	3,179	3,179	2,687
Change in fair value of Related party note and Convertible Notes at Fair Value			2,641	492
Issuance of Convertible Notes at Fair Value
Gain on extinguishment of debt recorded as a capital transaction			(291)
Convertible notes at fair value, ending balance			5,529	3,179
2021 Convertible Notes [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Convertible notes at fair value, beginning balance	995	585	585	496
Change in fair value of Related party note and Convertible Notes at Fair Value			462	89
Issuance of Convertible Notes at Fair Value
Gain on extinguishment of debt recorded as a capital transaction			(52)
Convertible notes at fair value, ending balance			995	585
January 2024 Convertible Notes [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Convertible notes at fair value, beginning balance	8,986
Change in fair value of Related party note and Convertible Notes at Fair Value	494	2,349	2,486
Issuance of Convertible Notes at Fair Value		6,500	6,500
Gain on extinguishment of debt recorded as a capital transaction
Convertible notes at fair value, ending balance	9,480	8,849	8,986
Related Party Convertible Notes Payable At Fair Value [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Convertible notes at fair value, beginning balance	6,524	3,764	3,764
Change in fair value of Related party note and Convertible Notes at Fair Value	1,006	1,457
Issuance of Convertible Notes at Fair Value
Gain on extinguishment of debt recorded as a capital transaction		(343)
Convertible notes at fair value, ending balance	$ 7,530	$ 4,878	$ 6,524	$ 3,764